Acquisitions And Joint Ventures (Pro Forma Information On Consolidated Results Of Operations Related To Acquisitions) (Details) (Temple-Inland Inc. [Member], USD $)
In Millions, except Per Share data, unless otherwise specified
12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Temple-Inland Inc. [Member]
Net sales	$ 29,946		$ 28,921		$ 26,891
Earnings (loss) from continuing operations	1,158	[1]	696	[1]	684	[1]
Net earnings (loss)	$ 1,207	[1]	$ 696	[1]	$ 684	[1]
Diluted earnings (loss) from continuing operations per common share	$ 2.65	[1]	$ 1.60	[1]	$ 1.60	[1]
Diluted net earnings (loss) per common share	$ 2.76	[1]	$ 1.60	[1]	$ 1.60	[1]

[1]	Attributable to International Paper Company common shareholders